Convertible Preferred Stock and Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Convertible Preferred Stock and Stockholders' Deficit
Convertible Preferred Stock and Stockholders' Deficit

7. Convertible Preferred Stock, Common Stock and Warrants

Reverse Stock Split

        On April 25, 2013, the Company implemented a 1-for-7.5 reverse stock split of its outstanding common stock. The accompanying condensed consolidated financial statements give retroactive effect to the reverse split for all periods presented.

Convertible Preferred Stock

        Prior to the IPO, the Company was authorized to issue 39,375,697 shares of Series A convertible preferred stock and 48,543,700 shares of Series B convertible preferred stock. Prior to its conversion in the IPO, the Company's convertible preferred stock was classified as temporary equity in the accompanying condensed consolidated balance sheet at December 31, 2012 instead of in stockholders' deficit in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities. Upon certain change in control events that were outside of the Company's control, including liquidation, sale or transfer of control of the Company, holders of the convertible preferred stock could have caused its redemption.

Issuance of Series B Convertible Preferred Stock

        In February and March 2012, the Company issued 12,357,561 shares of Series B Convertible Preferred Stock under a Series B Preferred Stock Purchase Agreement at $1.03 per share for net proceeds of $12.5 million.

        On February 19, 2013, pursuant to the terms of the Series B Preferred Stock Purchase Agreement dated as of February 3, 2012, the Company closed a second tranche financing for 12,357,561 shares of Series B Convertible Preferred Stock, at $1.03 per share for net proceeds of $12.7 million.

        On March 27, 2013, pursuant to the terms of the Series B Preferred Stock Purchase Agreement dated as of February 3, 2012, the Company closed a third tranche financing for 8,238,377 shares of Series B Convertible Preferred Stock, at $1.03 per share, for net proceeds of $8.4 million. The Series B Convertible Preferred Stock issued in the third tranche financing was sold at a price per share below the reassessed deemed fair value of the Company's common stock at that time. Accordingly, the Company recorded a deemed dividend of $2.1 million during the first quarter of 2013 associated with the issuance of such shares, which is equal to the number of shares of Series B Convertible Preferred Stock sold on that date multiplied by the difference between the estimated value of the underlying common stock and the Series B conversion price per share on that date.

Conversion of Preferred Stock

        On May 14, 2013, the 72,329,196 outstanding shares of Convertible Preferred Stock automatically converted into an aggregate of 9,643,877 shares of common stock immediately prior to the closing of the IPO.

Preferred Stock

        In May 2013, the Company filed an amended and restated certificate of incorporation to authorize 10,000,000 shares of undesignated preferred stock.

Common Stock

        In July 2009, in conjunction with the formation of Receptos, the Company sold 279,998 shares of restricted common stock to certain officers with a per share price of approximately $0.08, for gross proceeds of approximately $21,000. The restrictions will lapse as follows: (i) 199,998 vested over a four-year period ending May 11, 2013; and (ii) 80,000 shares were subject to both performance-based criteria and time-based vesting conditions. The milestones associated with these 80,000 shares had been met as of December 31, 2012 and these shares are now subject to only time-based vesting through November 19, 2015. As of September 30, 2013, 25,834 shares associated with performance-based criteria were subject to repurchase by the Company.

        The Company's 2008 Stock Plan, or the 2008 Plan, allows for early exercise of option awards under the plan. As of September 30, 2013, options for the purchase of 982,465 shares of common stock had been exercised, of which 361,206 were unvested and subject to repurchase. Under the authoritative guidance, early exercise is not considered an exercise for accounting purposes and, therefore, any payment for unvested shares is recognized as a liability at the original exercise price. The early exercise liability was $0.2 million and $0.1 million as of December 31, 2012 and September 30, 2013, respectively.

Common Stock Warrants

        As of December 31, 2012, warrants for the purchase of 342,854 shares of the Company's common stock were outstanding. During the first quarter of 2013, all previously outstanding warrants were exercised for proceeds of approximately $26,000.

Initial Public Offering

        In May 2013, the Company completed the IPO of 5,933,277 shares of common stock at an offering price of $14.00 per share, which included the exercise by the underwriters of their option to purchase 733,277 additional shares of common stock. The Company received net proceeds of approximately $75.0 million, after deducting underwriting discounts, commissions and offering-related transaction costs.

5. Convertible Preferred Stock and Stockholders' Deficit

Convertible Preferred Stock

        The Company's convertible preferred stock has been classified as temporary equity in the accompanying consolidated balance sheets instead of in stockholders' deficit in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities. Upon certain change in control events that are outside of the Company's control, including liquidation, sale or transfer of control of the Company, holders of the convertible preferred stock can cause its redemption.

        The authorized, issued and outstanding shares of convertible preferred stock by series are as of December 31, 2011:

	Shares Authorized	Shares Outstanding	Liquidation Preference
Series A	49,973,740	39,375,697	$27,562,988

        The authorized, issued and outstanding shares of convertible preferred stock by series are as of December 31, 2012:

	Shares Authorized	Shares Outstanding	Liquidation Preference
Series A	39,375,697	39,375,697	$27,562,988
Series B	48,543,700	12,357,561	12,728,288

	87,919,397	51,733,258	$40,291,276

        The preferred stockholders have voting rights equal to the number of common shares they would own upon conversion of their shares of preferred stock, which is currently on a one-for-seven and one-half basis into common stock.

Dividends

        The holders of the Series B Convertible Preferred Stock are entitled to receive annual noncumulative dividends at a rate of $0.0824. The Series B Convertible Preferred Stock dividends are payable when and if declared by the Company's Board of Directors and are payable in preference and in priority to any dividends on the Series A Convertible Preferred Stock and common stock. The holders of the Series A Convertible Preferred Stock are entitled to receive annual noncumulative dividends at a rate of $0.056. The Series A Convertible Preferred Stock dividends are payable when and if declared by the Company's Board of Directors. The Series A Convertible Preferred Stock dividends are payable in preference and in priority to any dividends on common stock.

Liquidation Preferences

        The holders of the Series B Convertible Preferred Stock are entitled to receive liquidation preferences at the rate of $1.03 per Series B Convertible Preferred Stock share, subject to certain anti-dilution adjustments. Liquidation payments to the holders of Series B Convertible Preferred Stock have priority and are made in preference to any payments to the holders of Series A Convertible Preferred Stock and common stock. The holders of the Series A Convertible Preferred Stock are entitled to receive liquidation preferences at the rate of $0.70 per Series A Convertible Preferred Stock share, subject to certain anti-dilution adjustments. Liquidation payments to the holders of Series A Convertible Preferred Stock have priority and are made in preference to any payments to the holders of common stock. After payment of the liquidation preferences, the remaining assets, if any, will be distributed to the holders of the common stock on a pro rata basis.

Conversion

        The shares of Series B and Series A Convertible Preferred Stock are convertible on a one-for-seven and one-half basis into common stock at the option of the holder, subject to certain anti-dilution adjustments. Each share of Series B Convertible Preferred Stock and Series A Convertible Preferred Stock (collectively Convertible Preferred Stock) is automatically converted into common stock immediately upon the earlier of (i) the Company's sale of its common stock at a price of at least $15.75 per share in a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933, as amended, in which the gross cash proceeds are at least $30,000,000 or (ii) the date and time, or the occurrence of an event, specified by written consent or vote of the holders of at least 63.5% of the then-outstanding Convertible Preferred Stock.

Series A Convertible Preferred Stock

        Prior to 2011, the Company issued 26,963,920 shares of its Series A Convertible Preferred Stock under a Series A Preferred Stock Purchase Agreement at $0.70 per share for cash proceeds of approximately $18.7 million, net of issuance costs of approximately $131,000.

        In June 2011, the Company completed a second tranche closing under the Series A Convertible Preferred Stock Purchase Agreement and issued an additional 11,811,778 shares of Series A Convertible Preferred Stock at $0.70 per share for cash proceeds of approximately $8.3 million, net of issuance costs of approximately $25,000.

        In December 2011, the Company completed a supplemental closing under the Series A Preferred Stock Agreement, as amended, and issued an additional 599,999 shares of Series A Convertible Preferred Stock at $0.70 per share for cash proceeds of approximately $420,000.

Series B Convertible Preferred Stock

        In February and March 2012, the Company issued 12,357,561 shares of Series B Convertible Preferred Stock under a Series B Convertible Preferred Stock Purchase Agreement at $1.03 per share for cash proceeds of $12.7 million, net of issuance costs of approximately $172,000.

        In connection with the initial closing of the Series B Convertible Preferred Stock transaction in February 2012, the Company and the purchasers agreed on certain terms and conditions with respect to the issuance and sale by the Company of 12.4 million and 8.2 million shares of Series B Convertible Preferred Stock in a second and third tranche, respectively, at a purchase price of $1.03 per share. The Company determined that the potential issuances of shares under the second and third tranches were an embedded feature of the Series B Convertible Preferred Stock which did not require bifurcation and therefore are not accounted for separately from the Series B Convertible Preferred Stock.

Common Stock Warrants

        In June 2011, in conjunction with the issuance of Series A Convertible Preferred Stock, the Company issued warrants for the purchase of 472,465 shares of its common stock. In 2011 and 2012, warrants for the purchase of 129,613 shares of common stock were exercised for cash proceeds of approximately $9,700.

        In December 2011, in conjunction with the issuance of Series A Convertible Preferred Stock, the Company issued warrants for the purchase of 23,999 shares of its common stock. In December 2011, these warrants were exercised for cash proceeds of approximately $1,800.

        As of December 31, 2012, warrants for the purchase of 342,854 shares of the Company's common stock were outstanding. The warrants have an exercise price of approximately $0.08 per share and expire upon the earliest to occur of (i) the consummation of any Deemed Liquidation Event, (ii) the date of the closing of the first sale of Common Stock in the Company's first underwritten public offering of its Common Stock under the Securities Act of 1933, as amended, or (iii) June 29, 2018.

        In accordance with authoritative guidance, the Company assessed the appropriate accounting treatment for the common stock warrants. The Company determined that the common stock warrants met all of the criteria for equity classification, were not liabilities and did not meet the definition of a derivative. The fair value, $148,000, of the common stock warrants was determined using a Black-Scholes option pricing model and was used to compute the allocated proceeds, based on the relative fair value, to the convertible preferred stock and common stock warrants.

Common Stock

        In May 2009, in conjunction with the formation of Receptos, the Company issued 199,999 shares of restricted common stock to certain founders. The restrictions will lapse over a four-year period, with 25% exercisable at the end of one year from the date of the grant and the balance vesting ratably monthly thereafter. As of December 31, 2012, 20,833 shares remained unvested.

        In July 2009, in conjunction with the formation of Receptos, the Company sold 280,000 shares of restricted common stock to certain officers with a per share price of approximately $0.08, for gross proceeds of $21,000. The restrictions will lapse as follows: (i) 199,998 vests over a four-year period commencing in May 2009, with 25% exercisable at the end of one year from the date of the grant and the balance vesting ratably monthly thereafter; and (ii) 80,000 shares are subject to both performance-based criteria and time-based vesting conditions. The milestones associated with these 80,000 shares have been met as of December 31, 2012 and are now subject to only time-based vesting through November 19, 2015. As of December 31, 2012, 20,832 shares with service-only restrictions were unvested and subject to repurchase by the Company. As of December 31, 2012, 40,833 shares associated with performance-based criteria were subject to repurchase by the Company.

        The Company's 2008 Plan, allows for early exercise of option awards under the plan. As of December 31, 2011, options for the purchase of 432,078 shares of common stock were exercised, of which 214,490 were unvested and subject to repurchase. As of December 31, 2012, options for the purchase of 981,994 shares of the Company's common stock (net of repurchased shares) have been exercised, of which 522,780 are unvested and subject to repurchase. Under the authoritative guidance, early exercise is not considered an exercise for accounting purposes and, therefore, any payment for unvested shares is recognized as a liability at the original exercise price. As of December 31, 2011 and 2012, the early exercise liability is $0.1 million and $0.2 million, respectively. During the year ended December 31, 2011, the Company repurchased 7,222 unvested shares which were previously early exercised. During the year ended December 31, 2012, no shares were repurchased by the Company.

Shares Reserved for Future Issuance

December 31, 2012
Conversion of preferred stock	6,897,756
Exercise of common stock warrants	342,854
Common stock options outstanding	59,409
Common stock options available for future grant	17,068

Total common shares reserved for future issuance	7,317,087